Earning Per Share to Common Shareholders (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net loss	$ (354)	$ (1)	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)	(67)	(64)
Dividends on preferred stock	(96)	(96)	(285)	(285)	(380)	(380)
Loss available to common shareholders	$ (468)	$ (114)	$ (1,919)	$ (2,476)	$ (11,453)	$ (5,018)